DEBT - Roll Forward of Fair Value of Convertible Debt (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible Debt [Roll Forward]
Beginning balance of fair value of convertible notes	£ 1,254,024	£ 0
Fair value balance of convertible notes, at issuance	50,000	775,000
Change in fair value of convertible notes	(479,022)	479,024
Repayment of convertible notes	(125,000)
Carrying value of convertible notes extinguished upon conversion to equity	(1,668,856)
Ending balance of fair value of convertible notes	0	1,254,024
Convertible Debt
Convertible Debt [Roll Forward]
Change in fair value of convertible notes	£ 489,832	£ 479,024